Segment Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Schedule of Operating Segments	The following table presents the significant revenue and expense categories in the Group’s single operating segment:
	For the Years Ended March 31,
	2025	2024	2023
Revenue	$5,466,243	$1,408,469	$3,259,296
Expenses	(9,740,651)	(5,984,588)	(3,466,989)
Income tax (expenses) benefits	(43,234)	(13,359)	524
Net loss of single operating segment	$(4,317,642)	$(4,589,478)	$(207,169)